FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK - Narrative (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Borrowings on unsecured basis due to standby credit facilities	¥ 443,966	¥ 379,649
Weighted average interest rate per annum	2.85%	3.57%
Outstanding borrowings under PRC financial institutions	¥ 4,041	¥ 2,947